Employees' Stock Option Plans (ESOP) - Additional Information (Details) $ / shares in Units, $ in Thousands, ₨ in Millions						12 Months Ended
	Feb. 01, 2024 shares	May 02, 2023 INR (₨) shares	May 02, 2023 USD ($) shares	Jun. 22, 2019 shares	Mar. 31, 2016 shares	Mar. 31, 2024 INR (₨) shares	Mar. 31, 2024 USD ($) shares $ / shares	Mar. 31, 2023 USD ($) shares $ / shares	Mar. 31, 2022 shares $ / shares	Jul. 01, 2022 Installment	Apr. 01, 2021 shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of shares authorized							4,800,000,000	4,800,000,000
Number of shares outstanding							4,139,950,635	4,136,387,925
Treasury shares							10,916,829	12,172,119	13,725,712		15,514,732
Total granted						9,504,262	9,504,262	6,159,511	4,491,012
Carrying value of liability towards cash settled share based payments | $							$ 2,000	$ 1,000
2015 Stock Incentive Compensation Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Instruments average vesting period					4 years
Treasury shares							10,916,829	12,172,119
Number of shares earmarked for welfare activities of the employees							200,000	200,000
Weighted average exercise price, Exercised | $ / shares							$ 17.07	$ 18.83	$ 22.71
2015 Stock Incentive Compensation Plan | Annual Grant Performance Based Restricted Stock Units (RSUs) | Other KMPs
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting period						performance-based RSUs will vest over three years based on certain performance targets.	performance-based RSUs will vest over three years based on certain performance targets.
Vesting period						3 years	3 years
Total granted						6,774	6,774
2015 Stock Incentive Compensation Plan | Annual Performance Equity Grant | Chief Executive Officer and Managing Director
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Fair value of instruments annual grant performance based RSU		₨ 347.5	$ 4,250
Total granted		272,026	272,026
2015 Stock Incentive Compensation Plan | Annual Performance Equity ESG Grant | Chief Executive Officer and Managing Director
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Fair value of instruments annual grant performance based RSU		₨ 20.0	$ 240
Total granted		15,656	15,656
2015 Stock Incentive Compensation Plan | Annual Performance Equity TSR Grant | Chief Executive Officer and Managing Director
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Fair value of instruments annual grant performance based RSU		₨ 50.0	$ 610
Total granted		39,140	39,140
2015 Stock Incentive Compensation Plan | Time Based Restricted Stock Units (RSUs) | Chief Executive Officer and Managing Director
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting period		will vest overtime in three equal annual installments upon the completion of each year of service from the respective grant date.	will vest overtime in three equal annual installments upon the completion of each year of service from the respective grant date.
Total granted	18,104
Fair value of instruments eligibility annual equity grants		₨ 30.0	$ 360
Number of annual installments | Installment										3
2015 Stock Incentive Compensation Plan | Time Based Restricted Stock Units (RSUs) | Other KMPs
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting period						Time based RSUs will vest over four years	Time based RSUs will vest over four years
Vesting period						4 years	4 years
Total granted						147,030	147,030
2015 Stock Incentive Compensation Plan | Restricted Stock Units and Employee Stock Option Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting period					will generally vest over a period of 4 years
2015 Stock Incentive Compensation Plan | Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of shares authorized					24,038,883
2011 Restricted Stock Units Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of shares outstanding					11,223,576
Incentive Units Cash Settled | Annual Grant of Restricted Stock Units (RSUs)
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
cash settled options outstanding (net of forfeitures)							291,795	224,924
Two Thousand Nineteen Stock Ownership Program [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average exercise price, Exercised | $ / shares							$ 16.39	$ 18.75	$ 20.89
Two Thousand Nineteen Stock Ownership Program [Member] | Annual Grant Performance Based Restricted Stock Units (RSUs) | Chief Executive Officer and Managing Director
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total granted		78,281	78,281
Fair value of instruments eligibility for one time equity grants						₨ 100.0	$ 1,220
Two Thousand Nineteen Stock Ownership Program [Member] | Annual Grant Performance Based Restricted Stock Units (RSUs) | Other KMPs
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting period						3 years	3 years
Total granted						62,890	62,890
Two Thousand Nineteen Stock Ownership Program [Member] | Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of shares authorized				50,000,000
Shares issued by secondary acquisition of shares				45,000,000
Vesting period						3 years	3 years
Two Thousand Nineteen Stock Ownership Program [Member] | Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting period						1 year	1 year